Offerings - Offering: 1	Oct. 21, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, NIS 0.01 par value per share
Amount Registered | shares	2,285,076
Proposed Maximum Offering Price per Unit	294.10
Maximum Aggregate Offering Price	$ 672,040,851.60
Fee Rate	0.01531%
Amount of Registration Fee	$ 102,889.45
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the ordinary shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the ordinary shares being registered hereunder as a result of share splits, share dividends or similar transactions. In addition, the ordinary shares being registered hereunder may be sold from time to time pursuant to this registration statement by the selling shareholders named herein. (b) Estimated solely for the purpose of computing the amount of the registration fee for the ordinary shares being registered in accordance with Rule 457(c) under the Securities Act based upon a proposed maximum aggregate offering price per share of $294.10 per ordinary share, the average of the high ($296.89) and low ($291.31) prices of the ordinary shares of the registrant as reported on the Nasdaq Global Select Market on October 15, 2024, which date is within five business days of the filing of this registration statement.